Shareholders’ (Details Narrative) - EUR (€)	1 Months Ended		6 Months Ended
	Mar. 31, 2023	Jul. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares outstanding			18,216,858		18,216,858	18,216,858
Common stock par value			€ 0		€ 0
Share based compensation			€ 415,433	€ 240,043
Director and Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares granted		392,740
Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares granted	46,400
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares outstanding						18,216,858
Common stock par value						€ 0